Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 477,650	$ 452,529	$ 394,705
Cash flows from investing activities:
Acquisitions	(153,877)	(65,021)	(92,248)
Capital expenditures	(110,425)	(107,573)	(105,650)
Proceeds from disposition of assets and investments	10,429	4,135	6,869
(Increase) decrease in notes receivable	(7)	4,462	(840)
Cash flows used in investing activities	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Proceeds received from revolving credit facility	317,000	325,000	184,000
Payment on revolving credit facility	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility		300,000
Debt issuance costs		(17,441)	(89)
Proceeds received from note offering		510,000
Payment on senior subordinated notes		(415,752)	(360,383)
Payment on senior credit facility		(352,106)
Distributions to non-controlling interest	(1,130)	(1,094)
Cash flows used in financing activities	(224,808)	(294,315)	(227,195)
Effect of exchange rate changes in cash and cash equivalents	(2,670)	(1,394)	(1,340)
Net increase (decrease) in cash and cash equivalents	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	26,035	33,212	58,911
Cash and cash equivalents at end of period	22,327	26,035	33,212
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	453,421	434,580	377,375
Cash flows from investing activities:
Acquisitions	(153,877)	(65,021)	(92,248)
Capital expenditures	(110,425)	(107,573)	(105,650)
Proceeds from disposition of assets and investments	10,429	4,135	6,869
(Increase) decrease in notes receivable	(7)	4,462	(840)
Cash flows used in investing activities	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Proceeds received from revolving credit facility	317,000	325,000	184,000
Payment on revolving credit facility	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility		300,000
Debt issuance costs		(17,442)	(89)
Proceeds received from note offering		510,000
Payment on senior subordinated notes		(415,752)	(360,383)
Payment on senior credit facility		(352,106)
Distributions to non-controlling interest	(1,130)	(1,094)
Dividends to parent	(271,244)	(241,422)	(4,200)
Contributions from (to) parent	52,263	38,201	37,858
Cash flows used in financing activities	(200,579)	(276,365)	(209,865)
Effect of exchange rate changes in cash and cash equivalents	(2,670)	(1,395)	(1,340)
Net increase (decrease) in cash and cash equivalents	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	25,535	32,712	58,411
Cash and cash equivalents at end of period	21,827	25,535	32,712
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	348,116	335,043	278,359
Cash flows from investing activities:
Investment in subsidiaries	(153,877)	(65,021)	(92,248)
(Increase) decrease in intercompany notes receivable	(717)	(17,034)	(8,264)
(Increase) decrease in notes receivable	193	10	(126)
Cash flows used in investing activities	(154,401)	(82,045)	(100,638)
Cash flows from financing activities:
Proceeds received from revolving credit facility	317,000	325,000	184,000
Payment on revolving credit facility	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(15,468)	(11,750)	(30,051)
Proceeds received from senior credit facility		300,000
Debt issuance costs		(17,442)	(89)
Proceeds received from note offering		510,000
Payment on senior subordinated notes		(415,752)	(360,383)
Payment on senior credit facility		(328,856)
Dividends to parent	(271,244)	(241,422)	(4,200)
Contributions from (to) parent	52,263	38,201	37,858
Cash flows used in financing activities	(199,449)	(252,021)	(206,865)
Net increase (decrease) in cash and cash equivalents	(5,734)	977	(29,144)
Cash and cash equivalents at beginning of period	10,689	9,712	38,856
Cash and cash equivalents at end of period	4,955	10,689	9,712
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	537,763	526,987	476,822
Cash flows from investing activities:
Acquisitions	(145,865)	(65,021)	(92,248)
Capital expenditures	(106,126)	(104,976)	(101,242)
Proceeds from disposition of assets and investments	10,429	4,135	6,869
(Increase) decrease in notes receivable	(200)	4,452	(714)
Cash flows used in investing activities	(241,762)	(161,410)	(187,335)
Cash flows from financing activities:
Dividends to parent	(441,892)	(432,664)	(381,353)
Contributions from (to) parent	145,865	65,021	92,248
Cash flows used in financing activities	(296,027)	(367,643)	(289,105)
Net increase (decrease) in cash and cash equivalents	(26)	(2,066)	382
Cash and cash equivalents at beginning of period	480	2,546	2,164
Cash and cash equivalents at end of period	454	480	2,546
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	9,434	5,214	3,547
Cash flows from investing activities:
Acquisitions	(8,012)
Capital expenditures	(4,299)	(2,597)	(4,408)
Cash flows used in investing activities	(12,311)	(2,597)	(4,408)
Cash flows from financing activities:
Principal payments on long-term debt			(3,000)
Payment on senior credit facility		(23,250)
Intercompany loan proceeds	717	17,034	8,264
Distributions to non-controlling interest	(1,130)	(1,094)
Contributions from (to) parent	8,012
Cash flows used in financing activities	7,599	(7,310)	5,264
Effect of exchange rate changes in cash and cash equivalents	(2,670)	(1,395)	(1,340)
Net increase (decrease) in cash and cash equivalents	2,052	(6,088)	3,063
Cash and cash equivalents at beginning of period	14,366	20,454	17,391
Cash and cash equivalents at end of period	16,418	14,366	20,454
Eliminations [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(441,892)	(432,664)	(381,353)
Cash flows from investing activities:
Investment in subsidiaries	153,877	65,021	92,248
(Increase) decrease in intercompany notes receivable	717	17,034	8,264
Cash flows used in investing activities	154,594	82,055	100,512
Cash flows from financing activities:
Intercompany loan proceeds	(717)	(17,034)	(8,264)
Dividends to parent	441,892	432,664	381,353
Contributions from (to) parent	(153,877)	(65,021)	(92,248)
Cash flows used in financing activities	$ 287,298	$ 350,609	$ 280,841